Employee Benefit Plans (Employee Stock Purchase Plan) (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Jul. 31, 2012	Jul. 31, 2011	Jul. 31, 2010
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Total stock-based compensation expense	$ 10,652	$ 5,133	$ 2,688
Total unrecognized stock-based compensation balance	30,400
Total unrecognized stock-based compensation balance, Weighted-average amortization	2 years 5 months 23 days
Stock Option [Member]
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Total unrecognized stock-based compensation balance	22,900
Total unrecognized stock-based compensation balance, Weighted-average amortization	2 years 10 months 2 days
Employee Stock Purchase Plan [Member]
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Percent of eligible compensation	15.00%
Offering period	24 months
Purchase periods	4
Discount from market price, offering date	85.00%
Discount from market price, purchase date	85.00%
Shares reserved for employee stock purchase plan	1,500,000	0
Total unrecognized stock-based compensation balance	6,934
Total unrecognized stock-based compensation balance, Weighted-average amortization	3 years 11 months 1 day
Restricted Stock Units (RSUs) [Member]
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Total unrecognized stock-based compensation balance	566
Total unrecognized stock-based compensation balance, Weighted-average amortization	1 year 2 months 8 days
Cost of Revenue [Member]
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Total stock-based compensation expense	700	283	146
Research and Development [Member]
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Total stock-based compensation expense	2,363	1,126	580
Selling and Marketing [Member]
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Total stock-based compensation expense	5,409	2,546	1,311
General and Administrative [Member]
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Total stock-based compensation expense	$ 2,180	$ 1,178	$ 651